Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows from Operating Activities:
Net income/(loss) including income attributable to noncontrolling interest	$ 660		$ 206		$ (1,552)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Gain from ownership in Visa	0		0		(112)
Depreciation, amortization, and accretion	760		803		966
Goodwill impairment	0		0		751
Mortgage servicing rights impairment recovery	0		0		(199)
Origination of mortgage servicing rights	(224)		(289)		(682)
Provisions for credit losses and foreclosed property	1,664		2,831		4,270
Mortgage repurchase provision	502		456		444
Potential mortgage servising settlement and claims expense	120		0		0
Deferred income tax expense/(benefit)	83		(171)		(894)
Stock option compensation and amortization of restricted stock compensation	44		66		77
Net (gain)/loss on extinguishment of debt	(3)		70		39
Net securities gains	(117)	[1]	(191)	[1]	(98)	[1]
Net gain on sale of assets	(408)		(597)		(772)
Gain on pension curtailment	(88)		0		0
Net decrease/(increase) in loans held for sale	2,234		1,003		(258)
Net (increase)/decrease in other assets	(497)		(341)		1,523
Net increase/(decrease) in other liabilities	(102)		372		(461)
Net cash provided by operating activities	4,628		4,218		3,042
Cash Flows from Investing Activities:
Proceeds from maturities, calls, and paydowns of securities available for sale	5,557		5,597		3,407
Proceeds from sales of securities available for sale	12,557		17,465		19,488
Purchases of securities available for sale	(18,872)		(20,920)		(33,793)
Proceeds from maturities, calls, and paydowns of trading securities	139		99		148
Proceeds from sales of trading securities	102		132		2,113
Purchases of trading securities	0		0		(86)
Net (increase)/decrease in loans including purchases of loans	(11,034)		(4,566)		8,609
Proceeds from sales of loans	747		936		756
Capital expenditures	(131)		(252)		(212)
Proceeds from sale/redemption of Visa shares	0		0		112
Contingent consideration and other payments related to acquisitions	(24)		(10)		(25)
Proceeds from the sale of other assets	628		800		567
Net cash (used in)/provided by investing activities	(10,331)		(719)		1,084
Cash Flows from Financing Activities:
Net increase in total deposits	4,878		1,182		8,085
Assumption of deposits, net	0		0		449
Net increase/(decrease) in funds purchased, securities sold under agreements to repurchase, and other short-term borrowings	6,650		(1,295)		(4,114)
Proceeds from the issuance of long-term debt	1,749		500		575
Repayment of long-term debt	(4,571)		(5,246)		(10,034)
Proceeds from the issuance of common stock	1,017		0		1,830
Proceeds from the issuance of preferred stock	103		0		0
Repurchase of preferred stock	(4,850)		0		(228)
Purchase of outstanding warrants	(11)		0		0
Common and preferred dividends paid	(131)		(259)		(329)
Net cash provided by/(used in) financing activities	4,834		(5,118)		(3,766)
Net (decrease)/increase in cash and cash equivalents	(869)		(1,619)		360
Cash and cash equivalents at beginning of period	5,378		6,997		6,637
Cash and cash equivalents at end of period	4,509		5,378		6,997
Supplemental Disclosures:
Interest paid	1,138		1,537		2,367
Income taxes paid	68		33		45
Income taxes refunded	(1)		(435)		(106)
Loans transferred from loans held for sale to loans	63		213		307
Loans transferred from loans to loans held for sale	754		346		125
Loans transferred from loans and loans held for sale to other real estate owned	725		1,063		812
Amortization of deferred gain on sale/leaseback of premises	59		59		59
Accretion of discount for preferred stock issued to the U.S. Treasury	80		25		23
Extinguishment of forward stock purchase contract	0		0		174
Gain on repurchase of Series A preferred stock	0		0		94
Total assets of newly consolidated VIEs during 2010	$ 0		$ 2,541		$ 0

[1]	Includes credit-related other-than-temporary impairment losses of $6 million, $2 million, and $20 million, consisting of $7 million, $2 million, and $113 million of total unrealized losses, net of $1 million, $0, and $93 million of non-credit related unrealized losses recorded in other comprehensive income, before taxes, for the years ended December 31, 2011, 2010, and 2009, respectively.